Staff costs (Tables)	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Summary of Staff Costs

	(Unaudited) For the six-month period ended 30 June
	2022	2021
	USD	USD
Salaries and other benefits	17,907,575	7,457,427
Severance payments (Note 14)	6,541,000	—
Share-based payments charges (Note 10)	257,093	22,298,052
(Reversal of)/Employee end of service benefits	(116,959)	193,400

	24,588,709	29,948,879

Staff costs are allocated as detailed below:

	(Unaudited) For the six-month period ended 30 June
	2022	2021
	USD	USD
General and administrative expenses	21,600,547	28,177,432
Selling and marketing expenses	2,988,162	1,771,447

	24,588,709	29,948,879